Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 2,266	$ 4,131	$ 3,812
Acquisition of intangibles in trade payables and other current liabilities	930	4,075	0
Right-of-use assets obtained through new operating leases	74,109	9,583	18,871
Purchase of Facility through Aztiq Convertible Bond	0	115,005	0
Non-cash issuance of Aztiq Convertible Bond	0	80,000	0
Equity issued through conversion of borrowings	0	32,200	346,043
Acquisition of other intangible assets through financing agreements	0	0	461
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	678	0	0
SARs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	$ 13,767	$ 0	$ 0